Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($)	Share Capital	Share Premium	Reserve	Accumulated Deficit	Accumulated Other comprehensive Loss	Total
Balance at Dec. 31, 2023	$ 5,897	$ 51,737,447	$ 21,286,215	$ (69,328,021)	$ (452,312)	$ 3,249,226
Balance (in Shares) at Dec. 31, 2023	529,148
Sale of ordinary shares	$ 242	515,020				515,262
Sale of ordinary shares (in Shares)	26,375
Issuance of ordinary shares for conversion of debt	$ 772	2,153,785				2,154,557
Issuance of ordinary shares for conversion of debt (in Shares)	84,153
Stock option expense			1,028,383			1,028,383
Net loss				(11,023,762)		(11,023,762)
Foreign currency translation					(62,366)	(62,366)
Balance at Jun. 30, 2024	$ 6,911	54,406,252	22,314,598	(80,351,783)	(514,678)	(4,138,700)
Balance (in Shares) at Jun. 30, 2024	639,676
Balance at Dec. 31, 2024	$ 23,054	69,964,098	27,594,947	(90,978,684)	(556,872)	6,046,543
Balance (in Shares) at Dec. 31, 2024	2,319,353
Sale of ordinary shares and warrants and exercise of pre funded warrants	$ 17,096	6,642,684	(3,125,023)			3,534,757
Sale of ordinary shares and warrants and exercise of pre funded warrants (in Shares)	1,643,000
Share based expense	$ 1,422	518,828				520,250
Share based expense (in Shares)	129,500
Stock option expense			823,863			654,431
Net loss				(8,344,211)		(8,344,211)
Foreign currency translation					(58,853)	(58,853)
Balance at Jun. 30, 2025	$ 41,572	$ 77,125,610	$ 25,293,787	$ (99,322,895)	$ (615,725)	$ 2,522,349
Balance (in Shares) at Jun. 30, 2025	4,091,853